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DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2025
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2
Shares Security Description Value
Common Stock - 99.3%
Consumer Discretionary - 4.9%
60,905 Floor & Decor Holdings, Inc.,
Class A
(a)
$ 4,488,698
11,064 Murphy USA, Inc. 4,295,709
8,784,407
Consumer Staples - 1.7%
250,679 Utz Brands, Inc. 3,045,750
Financials - 10.8%
56,342 Goosehead Insurance, Inc.,
Class A
(a)
4,192,972
45,643 Hamilton Lane, Inc., Class A 6,152,220
8,897 Kinsale Capital Group, Inc. 3,783,538
7,305 MarketAxess Holdings, Inc. 1,272,896
17,285 Morningstar, Inc. 4,010,293
19,411,919
Health Care - 14.8%
84,065 Bio-Techne Corp. 4,676,536
13,044 Charles River Laboratories
International, Inc.
(a)
2,040,864
33,386 HealthEquity, Inc.
(a)
3,163,991
29,119 LeMaitre Vascular, Inc. 2,548,204
18,843 Masimo Corp.
(a)
2,780,285
9,997 Medpace Holdings, Inc.
(a)
5,140,058
41,563 Repligen Corp.
(a)
5,555,726
4,055 The Ensign Group, Inc. 700,582
26,606,246
Industrials - 31.8%
15,152 Applied Industrial Technologies,
Inc. 3,955,429
46,142 Casella Waste Systems, Inc.
(a)
4,377,953
80,239 Core & Main, Inc., Class A
(a)
4,319,265
18,513 CSW Industrials, Inc. 4,494,031
90,972 Douglas Dynamics, Inc. 2,843,785
14,238 ESCO Technologies, Inc. 3,005,784
33,673 Exponent, Inc. 2,339,600
32,564 Federal Signal Corp. 3,874,790
369,467 Hayward Holdings, Inc.
(a)
5,586,341
25,454 HEICO Corp., Class A 6,467,607
12,435 JBT Marel Corp. 1,746,496
8,219 Kadant, Inc. 2,445,810
15,423 RBC Bearings, Inc.
(a)
6,019,443
12,054 Simpson Manufacturing Co., Inc. 2,018,563
26,834 SiteOne Landscape Supply, Inc.
(a)
3,456,219
56,951,116
Information Technology - 27.7%
32,818 Agilysys, Inc.
(a)
3,454,095
71,740 Alarm.com Holdings, Inc.
(a)
3,807,959
22,161 Appfolio, Inc.
(a)
6,108,901
Shares Security Description Value
Information Technology - 27.7% (continued)
19,639 Badger Meter, Inc. $ 3,507,133
20,654 Guidewire Software, Inc.
(a)
4,747,529
28,340 Manhattan Associates, Inc.
(a)
5,809,133
46,548 Novanta, Inc.
(a)
4,661,782
13,349 Onto Innovation, Inc.
(a)
1,724,958
63,402 Procore Technologies, Inc.
(a)
4,623,274
15,330 ServiceTitan, Inc.
(a)
1,545,724
39,209 SPS Commerce, Inc.
(a)
4,083,225
60,084 The Descartes Systems Group,
Inc.
(a)
5,661,715
49,735,428
Materials - 7.6%
16,422 Eagle Materials, Inc. 3,826,983
440,268 Perimeter Solutions, Inc.
(a)
9,857,600
13,684,583
Total Common Stock (Cost $144,112,920) 178,219,449
Money Market Fund - 0.7%
1,349,575 First American Treasury
Obligations Fund,
Class X, 4.01%
(b)
(Cost $1,349,575) 1,349,575
Investments, at value - 100.0% (Cost
$145,462,495) $ 179,569,024
Other Assets & Liabilities, Net - 0.0% (80,870)
Net Assets - 100.0% $ 179,488,154
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of September 30,
2025.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2025
in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 179,569,024
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 179,569,024